Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	FNB Financial Corp.	Franklin Financial Network, Inc.	Cumulative effect of change in accounting principle	Adjusted balance	Common stock	Common stock FNB Financial Corp.	Common stock Franklin Financial Network, Inc.	Common stock Adjusted balance	Additional paid-in capital	Additional paid-in capital FNB Financial Corp.	Additional paid-in capital Franklin Financial Network, Inc.	Additional paid-in capital Adjusted balance	Retained earnings	Retained earnings Cumulative effect of change in accounting principle	Retained earnings Adjusted balance	Accumulated other comprehensive income, net	Accumulated other comprehensive income, net Cumulative effect of change in accounting principle	Accumulated other comprehensive income, net Adjusted balance	Total common shareholders' equity	Total common shareholders' equity FNB Financial Corp.	Total common shareholders' equity Franklin Financial Network, Inc.	Total common shareholders' equity Cumulative effect of change in accounting principle	Total common shareholders' equity Adjusted balance	Noncontrolling interests	Noncontrolling interests Franklin Financial Network, Inc.	Noncontrolling interests Adjusted balance
Beginning balance at Dec. 31, 2017				$ 0	$ 596,729				$ 30,536				$ 418,596		$ (109)	$ 147,449		$ 109	$ 148					$ 596,729			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 80,236													$ 80,236						$ 80,236
Other comprehensive income, net of taxes	(4,484)																$ (4,484)			(4,484)
Stock based compensation expense	7,207					$ 17				$ 7,190										7,207
Restricted stock units vested and distributed, net of shares withheld	(2,664)					143				(2,807)										(2,664)
Shares issued under employee stock purchase program	1,196					29				1,167										1,196
Dividends declared	(6,363)													(6,363)						(6,363)
Ending balance at Dec. 31, 2018	671,857			(1,309)	670,548	30,725			30,725	424,146			424,146	221,213	$ (1,309)	219,904	(4,227)		(4,227)	671,857			$ (1,309)	670,548	$ 0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	83,814													83,814						83,814
Other comprehensive income, net of taxes	16,365																16,365			16,365
Stock based compensation expense	7,089					12				7,077										7,089
Restricted stock units vested and distributed, net of shares withheld	(6,097)					274				(6,371)										(6,097)
Shares issued under employee stock purchase program	804					23				781										804
Dividends declared	(10,194)													(10,194)						(10,194)
Ending balance at Dec. 31, 2019	762,329			$ (25,018)	$ 737,311	31,034			$ 31,034	425,633			$ 425,633	293,524		$ 268,506	12,138		$ 12,138	762,329			$ (25,018)	$ 737,311	0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	63,629													63,621						63,621					8
Other comprehensive income, net of taxes	15,457																15,457			15,457
Common stock issued in connection with acquisitions, net of registration costs		$ 34,847	$ 444,966				$ 955	$ 15,058			$ 33,892	$ 429,815									$ 34,847	$ 444,873				$ 93
Stock based compensation expense	10,214					22				10,192										10,214
Restricted stock units vested and distributed, net of shares withheld	(1,510)					123				(1,633)										(1,510)
Shares issued under employee stock purchase program	978					30				948										978
Dividends declared	(14,502)													(14,502)						(14,502)
Noncontrolling interest distribution	(8)																								(8)
Ending balance at Dec. 31, 2020	$ 1,291,382					$ 47,222				$ 898,847				$ 317,625			$ 27,595			$ 1,291,289					$ 93